CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS UNAUDITED - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
REVENUES	$ 141,018	$ 10,850
COST OF REVENUES	103,917	199
GROSS PROFIT (LOSS)	37,101	10,651
OPERATING EXPENSES:
Selling, general and administrative	144,825	157,111
Salaries, wages and payroll taxes	237,005	211,877
Professional fees	47,273	157,371
Depreciation and amortization	30,011	19,288
Bad debt expense	0	0
Impairment expense	0	0
Gain on forgiveness of payables	0	0
TOTAL OPERATING EXPENSES	459,114	545,646
OPERATING LOSS	(422,013)	(534,995)
OTHER INCOME (EXPENSE):
Interest expense	(8,001)	(1,402)
Loss on deconsolidation	0	0
Change in fair market of derivative liabilities	0	0
Loss on equity investment	0	0
Gain on the forgiveness of debt	181,055	0
Exceptional Costs gain	(18,772)	0
Foreign currency exchange rate variance	(2,613)	0
TOTAL OTHER INCOME (EXPENSE)	151,669	(1,402)
Net loss from continuing operations	(270,344)	(536,398)
Loss from discontinued operations, net of tax	0	0
Net income (loss)	(270,344)	(536,398)
Net loss attributable to non-controlling interests	3,554	3,009
Net loss attributable to Darkpulse, Inc.	$ (266,790)	$ (533,389)
Net loss per share - basic	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic	11,309,820,561	7,411,100,872
Weighted average common shares outstanding - diluted	11,309,820,561	7,411,100,872